Income taxes - Summary of Uncertain Tax Positions Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Beginning balance	$ 2,158	$ 3,812
Increase related to tax positions taken during current year	1,511	253
Decrease related to tax positions taken during prior years	1,154	(1,907)
Ending balance	$ 4,823	$ 2,158